Working capital - Narrative (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Summary of additional information about working capital [line items]
Trade receivables	£ 2,173	£ 2,152
Interest on borrowings	£ 124	£ 100
Other
Summary of additional information about working capital [line items]
Description of expected timing of outflows commitments to UK Thalidomide Trust	These provisions will be utilised over the period of the commitments up to 2037.
Employee deferred compensation plans	£ 45
United Kingdom
Summary of additional information about working capital [line items]
Trade receivables due from counterparties	11.00%
United States
Summary of additional information about working capital [line items]
Trade receivables due from counterparties	18.00%
India
Summary of additional information about working capital [line items]
Trade receivables due from counterparties	13.00%
Casamigos Acquisition | Non-current liabilities | Fair value
Summary of additional information about working capital [line items]
Non-current contingent liabilities	£ 153